Condensed Schedule Of Investments (U.S. Treasury Notes) (Parenthetical) (USD $)	12 Months Ended							9 Months Ended	12 Months Ended	9 Months Ended
	Dec. 31, 2010 U.S. Treasury Notes, 0.875%, 03/31/2011 [Member]	Dec. 31, 2010 U.S. Treasury Notes, 0.875%, 05/31/2011 [Member]	Dec. 31, 2010 U.S. Treasury Notes, 1.000%, 08/31/2011 [Member]	Dec. 31, 2010 U.S. Treasury Notes, 0.750%, 11/30/2011 [Member]	Dec. 31, 2011 U.S. Treasury Notes, 0.875%, 02/29/2012 [Member]	Dec. 31, 2011 U.S. Treasury Notes, 0.375%, 08/31/2012 [Member]	Dec. 31, 2011 U.S. Treasury Notes, 4.250%, 09/30/2012 [Member]	Sep. 30, 2012 U.S. Treasury Notes, 0.500%, 11/30/2012 [Member]	Dec. 31, 2011 U.S. Treasury Notes, 0.500%, 11/30/2012 [Member]	Sep. 30, 2012 U.S. Treasury Notes, 0.625%, 02/28/2013 [Member]	Sep. 30, 2012 U.S. Treasury Notes, 3.375%, 07/31/2013 [Member]	Sep. 30, 2012 U.S. Treasury Notes, 0.125%, 09/30/2013 [Member]	Sep. 30, 2012 U.S. Treasury Notes [Member]	Dec. 31, 2011 U.S. Treasury Notes [Member]	Dec. 31, 2010 U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Investment Interest Rate	0.875%	0.875%	1.00%	0.75%	0.875%	0.375%	4.25%	0.50%	0.50%	0.625%	3.375%	0.125%
Investment Maturity Date	Mar. 31, 2011	May 31, 2011	Aug. 31, 2011	Nov. 30, 2011	Feb. 29, 2012	Aug. 31, 2012	Sep. 30, 2012	Nov. 30, 2012	Nov. 30, 2012	Feb. 28, 2013	Jul. 31, 2013	Sep. 30, 2013
Amortized Cost of U.S. Treasury Notes													$ 516,003,581	$ 715,093,301	$ 801,144,907